RELATED PARTY TRANSACTIONS	81 Months Ended	90 Months Ended
	Jan. 31, 2011	Oct. 31, 2011
RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

Accounts Payable – Related Party

At January 31, 2011 and January 31, 2010, the Company owed $52,250 and $175,394, respectively, to certain stockholders for legal and consulting fees, and to Incorporated Communications Services for administrative services. During the year ended January 31, 2011, $157,665 of the payable to Gottbetter & Partners, LLP (“G&P”) for legal services provided during August 2007 and November 2010 was forgiven and treated as a contribution of capital to the Company. See Note 8.

Conversion of Related Party Note Payables

Modified Promissory Notes

Between September 2009 and October of 2010, an officer and three stockholders loaned the Company an aggregate of $31,500 for working capital purposes. The loans bore interest between 0% and 10%, matured between October 2010 and September 2011 and were unsecured.  In September 2010, two of the related party non-interest bearing loans, totaling $5,000, matured.  The two loans were modified in September 2010, whereby the maturity dates were extended from September 9, 2010 to September 9, 2011. The Company evaluated the modification under FASB ASC 470-50 and determined they did not qualify as extinguishments of debt.

On October 13, 2010, the aforementioned loans issued to an officer and three stockholders by the Company in 2009 and 2010, totaling $31,500, were amended to require their mandatory conversion, without interest, at a conversion price of $0.025 per share upon the initial closing of a private placement offering, which occurred on December 22, 2010.  In addition, the interest rates on all of the notes were reduced to zero and the accrued interest on the notes totaling $1,511 was forgiven.

The Company evaluated the aforementioned loan modifications under FASB ASC 470-50 and determined the modifications qualified as an extinguishment of debt due to a substantive conversion option being added. In accordance with FASB ASC 470-50-40-2, the extinguishment of debt was accounted for as a capital transaction. A gain on the extinguishment of $1,511 was recorded as additional paid-in capital. The Company also evaluated the conversion options under FASB ASC 815-15 for derivative treatment and determined the conversion options are not required to be accounted for as derivatives.

Upon the initial closing of a private placement offering on December 22, 2010, the $31,500 promissory notes were converted to 1,260,000 shares at a conversion price of $0.025 per share. See Note 8.

Convertible Notes

In June 2010, a stockholder loaned the Company $10,000 for working capital purposes. The loan was unsecured, bore interest of 10 percent per annum, and was initially due in June 2011. On September 16, 2010, this loan was modified whereby the interest rate was reduced to zero and the term of the loan was revised to September 2011. In addition, a conversion option was added whereby the note is convertible at the holder’s option at $0.03 and mandatorily convertible at a lower rate of $0.025 upon the initial closing of a private placement offering, which occurred on December 22, 2010.

The Company evaluated the aforementioned loan modification under FASB ASC 470-50 and determined the modification qualified as an extinguishment of debt due to a substantive conversion option being added. The Company also evaluated the conversion option under FASB ASC 815-15 for derivative treatment and determined the conversion option is required to be accounted for as a derivative due to the conversion rate reset provision. The issuance date fair value of the conversion option was determined to be $2,137 (see Note 6). In accordance with FASB ASC 470-50-40-2, the extinguishment of debt was accounted for as a capital transaction. A net loss on the extinguishment of $1,885 was recorded as additional paid-in capital.

On September 16, 2010, the Company issued related party convertible notes totaling $45,000 to an officer and two stockholders.  The convertible notes are non-interest bearing, mature in one year, and are convertible at the option of the borrower into common shares at a conversion rate of $0.03 per share. In addition, the notes are mandatorily convertible at a lower rate of $0.025 upon the initial closing of a private placement offering, which occurred on December 22, 2010.

The Company evaluated the aforementioned conversion options under FASB ASC 815-15 for derivative treatment and determined the conversion options are required to be accounted for as a derivative due to the conversion rate reset provisions. The issuance date fair value of the conversion options was determined to be $9,618 (see Note 6). This original fair value was recorded as a discount on the notes and was to be amortized over the life of the notes using the effective interest rate method. At the date of the conversion on December 22, 2010, any unamortized debt discount was recorded as an expense and included in other expenses on the statement of expenses as of January 31, 2011.

On September 16, 2010, the Company issued another related party convertible note totaling $5,000 to a stockholder. The convertible note is non-interest bearing, mature in one year, and is convertible at the option of the borrower into common shares at a conversion rate of $0.03 per share. In addition, the note is mandatorily convertible at a lower rate of $0.025 upon the initial closing of a private placement offering, which occurred on December 22, 2010. The money on the note was not received by the Company until December 22, 2010, the date of the initial closing of a private placement offering, and therefore, the Company concluded it did not qualify for derivative treatment; instead, it was treated as a regular purchase of the Company’s common stock.

Upon the initial closing of a private placement offering on December 22, 2010, the total of $65,000 convertible notes were converted to 2,400,000 shares at $0.025 per share. See Note 8.

Compensation of Officers and Directors

In January 2011, the Company entered into an arrangement with George Duggan to serve as the Company’s Chief Operating Officer effective January 17, 2011. Under the terms of the arrangement, the Company will pay Mr. Duggan a $2,500 fee per month for his services. The $2,500 fee for the month of January was accrued for as of January 31, 2011 and recorded in the general and administrative expense on the statements of operations.

Legal, Consulting, and Other Professional Fees

The Company has entered into a 12-month retainer agreement with G&P, effective December 1, 2010, pursuant to which the Company will pay G&P, a stockholder of the Company, a monthly fee of $5,500 for providing legal services relating to SEC regulatory compliance and reporting requirements. As of January 31, 2011, the Company had an outstanding advance payment for these services in the amount of $22,000 and incurred $11,000 in legal fees as of January 31, 2011.

On December 15, 2010, the Company issued 500,000 shares to G&P for legal services provided to the Company, fair valued at $12,500, which was recorded as the stock-based compensation expense in the general and administrative expense on the statements of operations.

For the years ended January 31, 2011 and 2010, legal fees to G&P totaled $189,155 and $135,554, respectively, and primarily related to SEC filings, acquisitions, private placement offerings, and other general corporate matters. The legal fees incurred are included in the general and administrative expense on the statements of operations. The $46,250 and $175,394 of legal fees outstanding are in the accounts payable to related party on the balance sheets as of January 31, 2011 and 2010, respectively.

In December 2010, the Company entered into a consulting agreement with Oberal International, Inc. (“Oberal”), a stockholder of the Company. Oberal will provide the Company with regular and customary capital markets and corporate finance consulting advice, including recommendations concerning investor and strategic introductions to potential industry partners. The agreement became effective December 15, 2010, runs for a term of 90 days and may be extended upon the mutual agreement between the parties. In consideration of services to be rendered by Oberal, the Company agreed to pay Oberal $25,250 for the term of the agreement. As of January 31, 2011, the Company had an outstanding advance payment for these services in the amount of $11,783 and incurred $13,467 in consulting fees as of January 31, 2011. The consulting fees incurred are included in the general and administrative expense on the statements of operations.

In January 2011, the Company entered into an administrative services agreement with Incorporated Communications Services (“ICS”), a California corporation. George Duggan, the Company’s Chief Operations Officer, is the Vice President of ICS. Pursuant to the agreement with ICS, ICS will make available its address in La Canada, California to serve as the Company’s corporate headquarters and communications office, and provide the Company with basic administrative services, including coordinating and routing incoming telephone calls, handling investor inquiries, assisting in the preparation of press releases, developing an informational website and coordinating with the auditors and financial statement preparers. The Company will pay ICS a monthly fee of $6,000 for these services. This agreement with ICS became effective January 1, 2011, runs for a term of 12 months and may be extended or terminated by the parties upon 60 days prior notice. As of January 31, 2011, the Company recorded an accrual of $6,000 for services provided by ICS for the month of January 2011, which is recorded in the general and administrative expense on the statements of operations.

In January 2011, the Company entered into a consulting agreement with Melechdavid, Inc., a stockholder of the Company. Melechdavid, Inc. will provide certain consulting services to the Company’s business for a term of 90 days, commencing on January 18, 2011, the effective date of this agreement, and fair valued at $12,500. The agreement may be extended upon the mutual agreement between the parties. In consideration of services to be rendered by Melechdavid, Inc., the Company agreed to issue the 500,000 restricted shares of its common stock, $0.001 per share. As of January 31, 2011, the Company has not yet issued its common stock to Melechdavid, Inc. In the general and administrative expense on the statements of operations for the year ended January 31, 2011, the Company recorded the $1,944 of stock-based compensation expense for the services provided by Melechdavid, Inc. to the Company in January 2011.

The Company incurred certain acquisition-related consulting and marketing costs to Michael Baybak & Co., Inc., a stockholder of the Company, totaling $13,819 for the year ended January 31, 2011. There were no fees payable to Michael Baybak & Co., Inc. for the year ended January 31, 2010.

NOTE 5 – RELATED PARTY TRANSACTIONS

Compensation of Officers and Directors

Officers and director fees totaled $13,500 and $0 for the three months ended October 31, 2011 and 2010, respectively, and $50,000 and $0 for the nine months ended October 31, 2011 and 2010, respectively. The total compensation of officers and directors was recorded as a component of general and administrative expenses.

Legal, Consulting and Other Professional Fees

Effective December 1, 2010, the Company has entered into a 12-month retainer agreement with a stockholder, pursuant to which the Company will pay a monthly fee of $5,500 for providing legal services relating to SEC regulatory compliance and reporting requirements. In May 2011, the Company signed an addendum to the retainer agreement for legal representation relating to the Mexivada acquisition. The Company reached the maximum payment of $50,000 per the addendum as of October 31, 2011.

For the three months ended October 31, 2011 and 2010, the Company’s professional legal fees totaled $59,445 and $40,088 respectively, and primarily related to SEC filings and other general corporate matters. For the nine months ended October 31, 2011 and 2010, the Company’s legal fees totaled $101,674 and $108,055, respectively, and primarily related to SEC filings, acquisitions, private placement offerings, and other general corporate matters. The legal fees incurred were included as a component of general and administrative expenses. A total of $9,400 outstanding payable for legal services provided was included in the Company’s consolidated balance sheets as of October 31, 2011, compared to $46,250 outstanding as of January 31, 2011. As of October 31, 2011 and January 31, 2011, the Company prepaid $0 and $22,000 for legal services rendered.

Additionally, the Company incurred consulting expenses with several of its stockholders, which provided the Company with regular and customary capital markets and corporate finance consulting advice. The Company incurred $0 and $11,783 in consulting fees during the three and nine months ended October 31, 2011. The $11,783 fees were recorded as a prepaid expense in the Company’s consolidated balance sheets as of January 31, 2011. In addition, the Company issued the 500,000 restricted shares of its common stock, $0.001 per share, on February 28, 2011, to one of its stockholders and recorded the $0 and $10,555 of stock-based compensation expense for the services provided to the Company in the three and nine months ended October 31, 2011. Consulting fees and the stock-based compensation expense were included as a component of general and administrative expenses in the Company’s consolidated statements of expenses.

On June 6, 2011, the Company entered into consulting agreement with another stockholder of the Company. The Company engaged the stockholder to provide certain consulting services related to the Company’s business for a minimum period through June 5, 2013 for a monthly compensation fee of $6,000. The Company incurred $18,000 and $30,000 in consulting fees related to this agreement for the three and nine months ended October 31, 2011, which were included as a component of general and administrative expenses.

In January 2011, the Company entered into an administrative services agreement with Incorporated Communications Services (“ICS”), a California corporation. George Duggan, the Company’s Chief Operations Officer, is the Vice President of ICS. Pursuant to the agreement with ICS, ICS will make available its address in La Canada, California to serve as the Company’s corporate headquarters and communications office, and provide the Company with basic administrative services, including coordinating and routing incoming telephone calls, handling investor inquiries, assisting in the preparation of press releases, developing an informational website and coordinating with the auditors and financial statement preparers. The Company pays ICS a monthly fee of $6,000 for these services. This agreement with ICS became effective January 1, 2011, runs for a term of 12 months and may be extended or terminated by the parties upon 60 days prior notice. The Company incurred $18,000 and $54,000 in management fees for the three and nine months ended October 31, 2011, which were included as a component of general and administrative expenses. Additionally, the Company reimbursed ICS for the expenses related to the services provided in the amount of $2,296 and $8,649 for the three and nine months ended October 31, 2011. As of October 31, 2011 and January 31, 2011, the outstanding payable to ICS was $0 and $6,000, respectively, recorded in the Company’s consolidated balance sheets.